Total
(Fidelity Advisor Freedom® 2070 Fund - Class A, M, C, I and Z) | (Fidelity Advisor Freedom® 2070 Fund)
Investment Objective
Fidelity Advisor Freedom® 2070 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay other fees, such as brokerage commissions on purchases and sales of certain classes of shares of the fund and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the “Fund Distribution” section beginning on page 28 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - (Fidelity Advisor Freedom® 2070 Fund - Class A, M, C, I and Z) - (Fidelity Advisor Freedom® 2070 Fund)	Class A		Class M		Class C		Class I	Class Z
Maximum sales charge (load) on purchases (as a% of offering price)	5.75%		3.50%		none		none	none
Maximum contingent deferred sales charge (as a% of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	1.00%	[2]	none	none
[1]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - (Fidelity Advisor Freedom® 2070 Fund - Class A, M, C, I and Z) - (Fidelity Advisor Freedom® 2070 Fund)		Class A	Class M	Class C	Class I	Class Z
Management fee		0.75%	0.75%	0.75%	0.75%	0.64%
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%	none	none
Other expenses	[1]	none	none	none	none	none
Total annual operating expenses		1.00%	1.25%	1.75%	0.75%	0.64%
[1]	Based on estimated amounts for the current fiscal year.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Expense Example - (Fidelity Advisor Freedom® 2070 Fund - Class A, M, C, I and Z) - (Fidelity Advisor Freedom® 2070 Fund) - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, No Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, No Redemption, 3 Years
Class A	671	671	875	875
Class M	473	473	733	733
Class C	278	178	551	551
Class I	77	77	240	240
Class Z	65	65	205	205

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund’s performance.

Principal Investment Strategies
•	Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).

•	Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund, approximately 10 to 19 years after the year 2070. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders.

•	The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds.

•	Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.

•	The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund’s target retirement date in an effort to achieve the fund’s overall investment objective.

•	The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser’s market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.

•	The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.
•	Designed for investors who anticipate retiring in or within a few years of 2070 (target retirement date) at or around age 65.

When the neutral asset allocation of a fund matches Fidelity Advisor Freedom® Income Fund’s neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund’s name), the Board of Trustees may combine the fund with Fidelity Advisor Freedom® Income Fund, without shareholder approval, and the fund’s shareholders will become shareholders of Fidelity Advisor Freedom® Income Fund.

Principal Investment Risks
Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.
(Fidelity Advisor Freedom® 2070 Fund - Class A, M, C, I and Z) | (Fidelity Advisor Freedom® 2070 Fund) | Asset Allocation Risk [Member]
•	Asset Allocation Risk.

The fund is subject to risks resulting from the Adviser’s asset allocation decisions. The selection of underlying funds and the allocation of the fund’s assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund’s active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.

(Fidelity Advisor Freedom® 2070 Fund - Class A, M, C, I and Z) | (Fidelity Advisor Freedom® 2070 Fund) | Investing in Other Funds [Member]
•	Investing in Other Funds.
The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
(Fidelity Advisor Freedom® 2070 Fund - Class A, M, C, I and Z) | (Fidelity Advisor Freedom® 2070 Fund) | Stock Market Volatility [Member]
•	Stock Market Volatility.

The Adviser will continue to invest the fund’s assets in equity funds in the years following the fund’s target retirement date in an effort to achieve the fund’s overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

(Fidelity Advisor Freedom® 2070 Fund - Class A, M, C, I and Z) | (Fidelity Advisor Freedom® 2070 Fund) | Foreign Exposure [Member]
•	Foreign Exposure.

Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.

(Fidelity Advisor Freedom® 2070 Fund - Class A, M, C, I and Z) | (Fidelity Advisor Freedom® 2070 Fund) | Geographic Exposure to China [Member]
•	Geographic Exposure to China.

Because an underlying fund invests a meaningful portion of its assets in China, the underlying fund’s performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company’s performance and the enforceability of the VIE’s contractual arrangements with the Chinese company.

(Fidelity Advisor Freedom® 2070 Fund - Class A, M, C, I and Z) | (Fidelity Advisor Freedom® 2070 Fund) | Industry Exposure [Member]
•	Industry Exposure.
Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
(Fidelity Advisor Freedom® 2070 Fund - Class A, M, C, I and Z) | (Fidelity Advisor Freedom® 2070 Fund) | Issuer-Specific Changes [Member]
•	Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.

(Fidelity Advisor Freedom® 2070 Fund - Class A, M, C, I and Z) | (Fidelity Advisor Freedom® 2070 Fund) | Leverage Risk [Member]
•	Leverage Risk.
Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
(Fidelity Advisor Freedom® 2070 Fund - Class A, M, C, I and Z) | (Fidelity Advisor Freedom® 2070 Fund) | "Growth" Investing [Member]
•	“Growth” Investing.
“Growth” stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
(Fidelity Advisor Freedom® 2070 Fund - Class A, M, C, I and Z) | (Fidelity Advisor Freedom® 2070 Fund) | "Value" Investing [Member]
•	“Value” Investing.
“Value” stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
(Fidelity Advisor Freedom® 2070 Fund - Class A, M, C, I and Z) | (Fidelity Advisor Freedom® 2070 Fund) | Commodity-Linked Investing [Member]
•	Commodity-Linked Investing.

The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

(Fidelity Advisor Freedom® 2070 Fund - Class A, M, C, I and Z) | (Fidelity Advisor Freedom® 2070 Fund) | Commodity Futures [Member]
•	Commodity Futures.

Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund’s positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as “daily price fluctuation limits” or “daily limits.” Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.

(Fidelity Advisor Freedom® 2070 Fund - Class A, M, C, I and Z) | (Fidelity Advisor Freedom® 2070 Fund) | Risk Not Insured Depository Institution [Member]
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
(Fidelity Advisor Freedom® 2070 Fund - Class A, M, C, I and Z) | (Fidelity Advisor Freedom® 2070 Fund) | Risk Lose Money [Member]
You could lose money by investing in the fund.
(Fidelity Advisor Freedom® 2070 Fund - Class K6) | (Fidelity Advisor Freedom® 2070 Fund)
Investment Objective
Fidelity Advisor Freedom® 2070 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay other fees, such as brokerage commissions on purchases and sales of certain classes of shares of the fund and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder fees (fees paid directly from your investment) None
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	(Fidelity Advisor Freedom® 2070 Fund - Class K6) (Fidelity Advisor Freedom® 2070 Fund) Class K6
Management fee	0.45%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.45%
[1]	Based on estimated amounts for the current fiscal year.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
(Fidelity Advisor Freedom® 2070 Fund - Class K6) | (Fidelity Advisor Freedom® 2070 Fund) | Class K6 | USD ($)	46	144

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund’s performance.

Principal Investment Strategies
•	Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).
•	Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund, approximately 10 to 19 years after the year 2070. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders.

•	The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds.
•	Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
•	The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund’s target retirement date in an effort to achieve the fund’s overall investment objective.
•	The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser’s market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.
•	The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.
•	Designed for investors who anticipate retiring in or within a few years of 2070 (target retirement date) at or around age 65.

When the neutral asset allocation of a fund matches Fidelity Advisor Freedom® Income Fund’s neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund’s name), the Board of Trustees may combine the fund with Fidelity Advisor Freedom® Income Fund, without shareholder approval, and the fund’s shareholders will become shareholders of Fidelity Advisor Freedom® Income Fund.

Principal Investment Risks
Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.
(Fidelity Advisor Freedom® 2070 Fund - Class K6) | (Fidelity Advisor Freedom® 2070 Fund) | Asset Allocation Risk [Member]
•	Asset Allocation Risk.

The fund is subject to risks resulting from the Adviser’s asset allocation decisions. The selection of underlying funds and the allocation of the fund’s assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund’s active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.

(Fidelity Advisor Freedom® 2070 Fund - Class K6) | (Fidelity Advisor Freedom® 2070 Fund) | Investing in Other Funds [Member]
•	Investing in Other Funds.
The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
(Fidelity Advisor Freedom® 2070 Fund - Class K6) | (Fidelity Advisor Freedom® 2070 Fund) | Stock Market Volatility [Member]
•	Stock Market Volatility.

The Adviser will continue to invest the fund’s assets in equity funds in the years following the fund’s target retirement date in an effort to achieve the fund’s overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

(Fidelity Advisor Freedom® 2070 Fund - Class K6) | (Fidelity Advisor Freedom® 2070 Fund) | Foreign Exposure [Member]
•	Foreign Exposure.

Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.

(Fidelity Advisor Freedom® 2070 Fund - Class K6) | (Fidelity Advisor Freedom® 2070 Fund) | Geographic Exposure to China [Member]
•	Geographic Exposure to China.

Because an underlying fund invests a meaningful portion of its assets in China, the underlying fund’s performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company’s performance and the enforceability of the VIE’s contractual arrangements with the Chinese company.

(Fidelity Advisor Freedom® 2070 Fund - Class K6) | (Fidelity Advisor Freedom® 2070 Fund) | Industry Exposure [Member]
•	Industry Exposure.
Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
(Fidelity Advisor Freedom® 2070 Fund - Class K6) | (Fidelity Advisor Freedom® 2070 Fund) | Issuer-Specific Changes [Member]
•	Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.

(Fidelity Advisor Freedom® 2070 Fund - Class K6) | (Fidelity Advisor Freedom® 2070 Fund) | Leverage Risk [Member]
•	Leverage Risk.
Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
(Fidelity Advisor Freedom® 2070 Fund - Class K6) | (Fidelity Advisor Freedom® 2070 Fund) | "Growth" Investing [Member]
•	“Growth” Investing.
“Growth” stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
(Fidelity Advisor Freedom® 2070 Fund - Class K6) | (Fidelity Advisor Freedom® 2070 Fund) | "Value" Investing [Member]
•	“Value” Investing.
“Value” stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
(Fidelity Advisor Freedom® 2070 Fund - Class K6) | (Fidelity Advisor Freedom® 2070 Fund) | Commodity-Linked Investing [Member]
•	Commodity-Linked Investing.

The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

(Fidelity Advisor Freedom® 2070 Fund - Class K6) | (Fidelity Advisor Freedom® 2070 Fund) | Commodity Futures [Member]
•	Commodity Futures.

Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund’s positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as “daily price fluctuation limits” or “daily limits.” Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.

(Fidelity Advisor Freedom® 2070 Fund - Class K6) | (Fidelity Advisor Freedom® 2070 Fund) | Risk Not Insured Depository Institution [Member]
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
(Fidelity Advisor Freedom® 2070 Fund - Class K6) | (Fidelity Advisor Freedom® 2070 Fund) | Risk Lose Money [Member]
You could lose money by investing in the fund.
(Fidelity Flex® Freedom Blend 2070 Fund - Freedom Blend 2070 Fund) | (Fidelity Flex® Freedom Blend 2070 Fund)
Investment Objective

Fidelity Flex® Freedom Blend 2070 Fund seeks high total return until its target retirement date. Thereafter the fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of the fund, which are not reflected in the table and example below.

Shareholder fees (fees paid directly from your investment) None
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	(Fidelity Flex® Freedom Blend 2070 Fund - Freedom Blend 2070 Fund) (Fidelity Flex® Freedom Blend 2070 Fund) Fidelity Flex Freedom Blend 2070 Fund
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	none	[2]
[1]	Based on estimated amounts for the current fiscal year.
[2]	The fund is available only to certain fee-based accounts and advisory programs offered by Fidelity. Advisory account clients, retirement plans, plan sponsors and/or plan participants typically pay an advisory fee that generally covers investment advisory and administrative services.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees paid at the fee-based account or plan level. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
(Fidelity Flex® Freedom Blend 2070 Fund - Freedom Blend 2070 Fund) | (Fidelity Flex® Freedom Blend 2070 Fund) | Fidelity Flex Freedom Blend 2070 Fund | USD ($)	none	none

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund’s performance.

Principal Investment Strategies
•	Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds), some of which are actively managed and others of which are passively managed, meaning they seek to provide investment results that correspond to the total return of a specific index.
•	Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Flex® Freedom Blend Income Fund, approximately 10 to 19 years after the year 2070. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders.

•	The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds.
•	Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
•	The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund’s target retirement date in an effort to achieve the fund’s overall investment objective.
•	The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser’s market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above is referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.
•	The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.
•	Designed for investors who anticipate retiring in or within a few years of 2070 (target retirement date) at or around age 65.

When the neutral asset allocation of a fund matches Fidelity Flex® Freedom Blend Income Fund’s neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund’s name), the Board of Trustees may combine the fund with Fidelity Flex® Freedom Blend Income Fund, without shareholder approval, and the fund’s shareholders will become shareholders of Fidelity Flex® Freedom Blend Income Fund.

Principal Investment Risks
Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.
(Fidelity Flex® Freedom Blend 2070 Fund - Freedom Blend 2070 Fund) | (Fidelity Flex® Freedom Blend 2070 Fund) | Asset Allocation Risk [Member]
•	Asset Allocation Risk.

The fund is subject to risks resulting from the Adviser’s asset allocation decisions. The selection of underlying funds and the allocation of the fund’s assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund’s active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.

(Fidelity Flex® Freedom Blend 2070 Fund - Freedom Blend 2070 Fund) | (Fidelity Flex® Freedom Blend 2070 Fund) | Investing in Other Funds [Member]
•	Investing in Other Funds.
The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
(Fidelity Flex® Freedom Blend 2070 Fund - Freedom Blend 2070 Fund) | (Fidelity Flex® Freedom Blend 2070 Fund) | Stock Market Volatility [Member]
•	Stock Market Volatility.

The Adviser will continue to invest the fund’s assets in equity funds in the years following the fund’s target retirement date in an effort to achieve the fund’s overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

(Fidelity Flex® Freedom Blend 2070 Fund - Freedom Blend 2070 Fund) | (Fidelity Flex® Freedom Blend 2070 Fund) | Foreign Exposure [Member]
•	Foreign Exposure.

Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.

(Fidelity Flex® Freedom Blend 2070 Fund - Freedom Blend 2070 Fund) | (Fidelity Flex® Freedom Blend 2070 Fund) | Geographic Exposure to China [Member]
•	Geographic Exposure to China.

Because an underlying fund invests a meaningful portion of its assets in China, the underlying fund’s performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company’s performance and the enforceability of the VIE’s contractual arrangements with the Chinese company.

(Fidelity Flex® Freedom Blend 2070 Fund - Freedom Blend 2070 Fund) | (Fidelity Flex® Freedom Blend 2070 Fund) | Industry Exposure [Member]
•	Industry Exposure.
Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
(Fidelity Flex® Freedom Blend 2070 Fund - Freedom Blend 2070 Fund) | (Fidelity Flex® Freedom Blend 2070 Fund) | Issuer-Specific Changes [Member]
•	Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.

(Fidelity Flex® Freedom Blend 2070 Fund - Freedom Blend 2070 Fund) | (Fidelity Flex® Freedom Blend 2070 Fund) | Leverage Risk [Member]
•	Leverage Risk.
Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
(Fidelity Flex® Freedom Blend 2070 Fund - Freedom Blend 2070 Fund) | (Fidelity Flex® Freedom Blend 2070 Fund) | "Growth" Investing [Member]
•	“Growth” Investing.
“Growth” stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
(Fidelity Flex® Freedom Blend 2070 Fund - Freedom Blend 2070 Fund) | (Fidelity Flex® Freedom Blend 2070 Fund) | "Value" Investing [Member]
•	“Value” Investing.
“Value” stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
(Fidelity Flex® Freedom Blend 2070 Fund - Freedom Blend 2070 Fund) | (Fidelity Flex® Freedom Blend 2070 Fund) | Commodity-Linked Investing [Member]
•	Commodity-Linked Investing.

The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

(Fidelity Flex® Freedom Blend 2070 Fund - Freedom Blend 2070 Fund) | (Fidelity Flex® Freedom Blend 2070 Fund) | Commodity Futures [Member]
•	Commodity Futures.

Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund’s positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as “daily price fluctuation limits” or “daily limits.” Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.

(Fidelity Flex® Freedom Blend 2070 Fund - Freedom Blend 2070 Fund) | (Fidelity Flex® Freedom Blend 2070 Fund) | Correlation to Index [Member]
•	Correlation to Index.

The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.

(Fidelity Flex® Freedom Blend 2070 Fund - Freedom Blend 2070 Fund) | (Fidelity Flex® Freedom Blend 2070 Fund) | Passive Management Risk [Member]
•	Passive Management Risk.

Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund’s index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.

(Fidelity Flex® Freedom Blend 2070 Fund - Freedom Blend 2070 Fund) | (Fidelity Flex® Freedom Blend 2070 Fund) | Mid Cap Investing [Member]
•	Mid Cap Investing.

The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

(Fidelity Flex® Freedom Blend 2070 Fund - Freedom Blend 2070 Fund) | (Fidelity Flex® Freedom Blend 2070 Fund) | Securities Lending Risk [Member]
•	Securities Lending Risk.

Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, an underlying fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.

(Fidelity Flex® Freedom Blend 2070 Fund - Freedom Blend 2070 Fund) | (Fidelity Flex® Freedom Blend 2070 Fund) | Risk Not Insured Depository Institution [Member]
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
(Fidelity Flex® Freedom Blend 2070 Fund - Freedom Blend 2070 Fund) | (Fidelity Flex® Freedom Blend 2070 Fund) | Risk Lose Money [Member]
You could lose money by investing in the fund.
(Fidelity Freedom® 2070 Fund - Freedom 2070 Fund) | (Fidelity Freedom® 2070 Fund)
Investment Objective

Fidelity Freedom® 2070 Fund seeks high total return until its target retirement date. Thereafter the fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay other fees, such as brokerage commissions on purchases and sales of certain classes of shares of the fund and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder fees (fees paid directly from your investment) None
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	(Fidelity Freedom® 2070 Fund - Freedom 2070 Fund) (Fidelity Freedom® 2070 Fund) Fidelity Freedom 2070 Fund
Management fee	0.75%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.75%
[1]	Based on estimated amounts for the current year.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
(Fidelity Freedom® 2070 Fund - Freedom 2070 Fund) | (Fidelity Freedom® 2070 Fund) | Fidelity Freedom 2070 Fund | USD ($)	77	240

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund’s performance.

Principal Investment Strategies
•	Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).
•	Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund, approximately 10 to 19 years after the year 2070. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders.

•	The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds.
•	Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
•	The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund’s target retirement date in an effort to achieve the fund’s overall investment objective.
•	The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser’s market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.
•	The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.
•	Designed for investors who anticipate retiring in or within a few years of 2070 (target retirement date) at or around age 65.

When the neutral asset allocation of a fund matches Fidelity Freedom® Income Fund’s neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund’s name), the Board of Trustees may combine the fund with Fidelity Freedom® Income Fund, without shareholder approval, and the fund’s shareholders will become shareholders of Fidelity Freedom® Income Fund.

Principal Investment Risks
Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.
(Fidelity Freedom® 2070 Fund - Freedom 2070 Fund) | (Fidelity Freedom® 2070 Fund) | Asset Allocation Risk [Member]
•	Asset Allocation Risk.

The fund is subject to risks resulting from the Adviser’s asset allocation decisions. The selection of underlying funds and the allocation of the fund’s assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund’s active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.

(Fidelity Freedom® 2070 Fund - Freedom 2070 Fund) | (Fidelity Freedom® 2070 Fund) | Investing in Other Funds [Member]
•	Investing in Other Funds.
The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
(Fidelity Freedom® 2070 Fund - Freedom 2070 Fund) | (Fidelity Freedom® 2070 Fund) | Stock Market Volatility [Member]
•	Stock Market Volatility.

The Adviser will continue to invest the fund’s assets in equity funds in the years following the fund’s target retirement date in an effort to achieve the fund’s overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

(Fidelity Freedom® 2070 Fund - Freedom 2070 Fund) | (Fidelity Freedom® 2070 Fund) | Foreign Exposure [Member]
•	Foreign Exposure.

Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.

(Fidelity Freedom® 2070 Fund - Freedom 2070 Fund) | (Fidelity Freedom® 2070 Fund) | Geographic Exposure to China [Member]
•	Geographic Exposure to China.

Because an underlying fund invests a meaningful portion of its assets in China, the underlying fund’s performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company’s performance and the enforceability of the VIE’s contractual arrangements with the Chinese company.

(Fidelity Freedom® 2070 Fund - Freedom 2070 Fund) | (Fidelity Freedom® 2070 Fund) | Industry Exposure [Member]
•	Industry Exposure.
Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
(Fidelity Freedom® 2070 Fund - Freedom 2070 Fund) | (Fidelity Freedom® 2070 Fund) | Issuer-Specific Changes [Member]
•	Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument’s value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.

(Fidelity Freedom® 2070 Fund - Freedom 2070 Fund) | (Fidelity Freedom® 2070 Fund) | Leverage Risk [Member]
•	Leverage Risk.
Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
(Fidelity Freedom® 2070 Fund - Freedom 2070 Fund) | (Fidelity Freedom® 2070 Fund) | "Growth" Investing [Member]
•	“Growth” Investing.
“Growth” stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
(Fidelity Freedom® 2070 Fund - Freedom 2070 Fund) | (Fidelity Freedom® 2070 Fund) | "Value" Investing [Member]
•	“Value” Investing.
“Value” stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
(Fidelity Freedom® 2070 Fund - Freedom 2070 Fund) | (Fidelity Freedom® 2070 Fund) | Commodity-Linked Investing [Member]
•	Commodity-Linked Investing.

The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

(Fidelity Freedom® 2070 Fund - Freedom 2070 Fund) | (Fidelity Freedom® 2070 Fund) | Commodity Futures [Member]
•	Commodity Futures.

Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund’s positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as “daily price fluctuation limits” or “daily limits.” Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.

(Fidelity Freedom® 2070 Fund - Freedom 2070 Fund) | (Fidelity Freedom® 2070 Fund) | Risk Not Insured Depository Institution [Member]
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
(Fidelity Freedom® 2070 Fund - Freedom 2070 Fund) | (Fidelity Freedom® 2070 Fund) | Risk Lose Money [Member]
You could lose money by investing in the fund.
(Fidelity Freedom® 2070 Fund - Class K6) | (Fidelity Freedom® 2070 Fund)
Investment Objective

Fidelity Freedom® 2070 Fund seeks high total return until its target retirement date. Thereafter the fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay other fees, such as brokerage commissions on purchases and sales of certain classes of shares of the fund and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder fees (fees paid directly from your investment) None
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	(Fidelity Freedom® 2070 Fund - Class K6) (Fidelity Freedom® 2070 Fund) Class K6
Management fee	0.45%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.45%
[1]	Based on estimated amounts for the current year.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
(Fidelity Freedom® 2070 Fund - Class K6) | (Fidelity Freedom® 2070 Fund) | Class K6 | USD ($)	46	144

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund’s performance.

Principal Investment Strategies
•	Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).

•	Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund, approximately 10 to 19 years after the year 2070. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders.

•	The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds.

•	Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
•	The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund’s target retirement date in an effort to achieve the fund’s overall investment objective.

•	The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser’s market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.

•	The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.

•	Designed for investors who anticipate retiring in or within a few years of 2070 (target retirement date) at or around age 65.

When the neutral asset allocation of a fund matches Fidelity Freedom® Income Fund’s neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund’s name), the Board of Trustees may combine the fund with Fidelity Freedom® Income Fund, without shareholder approval, and the fund’s shareholders will become shareholders of Fidelity Freedom® Income Fund.

Principal Investment Risks
Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.
(Fidelity Freedom® 2070 Fund - Class K6) | (Fidelity Freedom® 2070 Fund) | Asset Allocation Risk [Member]
•	Asset Allocation Risk.

The fund is subject to risks resulting from the Adviser’s asset allocation decisions. The selection of underlying funds and the allocation of the fund’s assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund’s active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.

(Fidelity Freedom® 2070 Fund - Class K6) | (Fidelity Freedom® 2070 Fund) | Investing in Other Funds [Member]
•	Investing in Other Funds.
The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
(Fidelity Freedom® 2070 Fund - Class K6) | (Fidelity Freedom® 2070 Fund) | Stock Market Volatility [Member]
•	Stock Market Volatility.

The Adviser will continue to invest the fund’s assets in equity funds in the years following the fund’s target retirement date in an effort to achieve the fund’s overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

(Fidelity Freedom® 2070 Fund - Class K6) | (Fidelity Freedom® 2070 Fund) | Foreign Exposure [Member]
•	Foreign Exposure.

Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.

(Fidelity Freedom® 2070 Fund - Class K6) | (Fidelity Freedom® 2070 Fund) | Geographic Exposure to China [Member]
•	Geographic Exposure to China.

Because an underlying fund invests a meaningful portion of its assets in China, the underlying fund’s performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company’s performance and the enforceability of the VIE’s contractual arrangements with the Chinese company.

(Fidelity Freedom® 2070 Fund - Class K6) | (Fidelity Freedom® 2070 Fund) | Industry Exposure [Member]
•	Industry Exposure.
Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
(Fidelity Freedom® 2070 Fund - Class K6) | (Fidelity Freedom® 2070 Fund) | Issuer-Specific Changes [Member]
•	Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.

(Fidelity Freedom® 2070 Fund - Class K6) | (Fidelity Freedom® 2070 Fund) | Leverage Risk [Member]
•	Leverage Risk.
Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
(Fidelity Freedom® 2070 Fund - Class K6) | (Fidelity Freedom® 2070 Fund) | "Growth" Investing [Member]
•	“Growth” Investing.
“Growth” stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
(Fidelity Freedom® 2070 Fund - Class K6) | (Fidelity Freedom® 2070 Fund) | "Value" Investing [Member]
•	“Value” Investing.
“Value” stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
(Fidelity Freedom® 2070 Fund - Class K6) | (Fidelity Freedom® 2070 Fund) | Commodity-Linked Investing [Member]
•	Commodity-Linked Investing.

The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

(Fidelity Freedom® 2070 Fund - Class K6) | (Fidelity Freedom® 2070 Fund) | Commodity Futures [Member]
•	Commodity Futures.

Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund’s positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as “daily price fluctuation limits” or “daily limits.” Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.

(Fidelity Freedom® 2070 Fund - Class K6) | (Fidelity Freedom® 2070 Fund) | Risk Not Insured Depository Institution [Member]
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
(Fidelity Freedom® 2070 Fund - Class K6) | (Fidelity Freedom® 2070 Fund) | Risk Lose Money [Member]
You could lose money by investing in the fund.
(Fidelity Freedom® 2070 Fund - Class K) | (Fidelity Freedom® 2070 Fund)
Investment Objective

Fidelity Freedom® 2070 Fund seeks high total return until its target retirement date. Thereafter the fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay other fees, such as brokerage commissions on purchases and sales of certain classes of shares of the fund and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder fees (fees paid directly from your investment) None
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	(Fidelity Freedom® 2070 Fund - Class K) (Fidelity Freedom® 2070 Fund) Class K
Management fee	0.64%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.64%
[1]	Based on estimated amounts for the current year.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.
Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
(Fidelity Freedom® 2070 Fund - Class K) | (Fidelity Freedom® 2070 Fund) | Class K | USD ($)	65	205

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund’s performance.

Principal Investment Strategies
•	Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).
•	Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund, approximately 10 to 19 years after the year 2070. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders.

•	The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds.
•	Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
•	The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund’s target retirement date in an effort to achieve the fund’s overall investment objective.
•	The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser’s market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.
•	The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.
•	Designed for investors who anticipate retiring in or within a few years of 2070 (target retirement date) at or around age 65.

When the neutral asset allocation of a fund matches Fidelity Freedom® Income Fund’s neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund’s name), the Board of Trustees may combine the fund with Fidelity Freedom® Income Fund, without shareholder approval, and the fund’s shareholders will become shareholders of Fidelity Freedom® Income Fund.

Principal Investment Risks
Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.
(Fidelity Freedom® 2070 Fund - Class K) | (Fidelity Freedom® 2070 Fund) | Asset Allocation Risk [Member]
•	Asset Allocation Risk.

The fund is subject to risks resulting from the Adviser’s asset allocation decisions. The selection of underlying funds and the allocation of the fund’s assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund’s active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.

(Fidelity Freedom® 2070 Fund - Class K) | (Fidelity Freedom® 2070 Fund) | Investing in Other Funds [Member]
•	Investing in Other Funds.
The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
(Fidelity Freedom® 2070 Fund - Class K) | (Fidelity Freedom® 2070 Fund) | Stock Market Volatility [Member]
•	Stock Market Volatility.

The Adviser will continue to invest the fund’s assets in equity funds in the years following the fund’s target retirement date in an effort to achieve the fund’s overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

(Fidelity Freedom® 2070 Fund - Class K) | (Fidelity Freedom® 2070 Fund) | Foreign Exposure [Member]
•	Foreign Exposure.

Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.

(Fidelity Freedom® 2070 Fund - Class K) | (Fidelity Freedom® 2070 Fund) | Geographic Exposure to China [Member]
•	Geographic Exposure to China.

Because an underlying fund invests a meaningful portion of its assets in China, the underlying fund’s performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company’s performance and the enforceability of the VIE’s contractual arrangements with the Chinese company.

(Fidelity Freedom® 2070 Fund - Class K) | (Fidelity Freedom® 2070 Fund) | Industry Exposure [Member]
•	Industry Exposure.
Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
(Fidelity Freedom® 2070 Fund - Class K) | (Fidelity Freedom® 2070 Fund) | Issuer-Specific Changes [Member]
•	Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.

(Fidelity Freedom® 2070 Fund - Class K) | (Fidelity Freedom® 2070 Fund) | Leverage Risk [Member]
•	Leverage Risk.
Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
(Fidelity Freedom® 2070 Fund - Class K) | (Fidelity Freedom® 2070 Fund) | "Growth" Investing [Member]
•	“Growth” Investing.
“Growth” stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
(Fidelity Freedom® 2070 Fund - Class K) | (Fidelity Freedom® 2070 Fund) | "Value" Investing [Member]
•	“Value” Investing.
“Value” stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
(Fidelity Freedom® 2070 Fund - Class K) | (Fidelity Freedom® 2070 Fund) | Commodity-Linked Investing [Member]
•	Commodity-Linked Investing.

The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

(Fidelity Freedom® 2070 Fund - Class K) | (Fidelity Freedom® 2070 Fund) | Commodity Futures [Member]
•	Commodity Futures.

Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund’s positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as “daily price fluctuation limits” or “daily limits.” Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.

(Fidelity Freedom® 2070 Fund - Class K) | (Fidelity Freedom® 2070 Fund) | Risk Not Insured Depository Institution [Member]
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
(Fidelity Freedom® 2070 Fund - Class K) | (Fidelity Freedom® 2070 Fund) | Risk Lose Money [Member]
You could lose money by investing in the fund.
(Fidelity Freedom® Blend 2070 Fund - Freedom Blend 2070 Fund) | (Fidelity Freedom® Blend 2070 Fund)
Investment Objective

Fidelity Freedom® Blend 2070 Fund seeks high total return until its target retirement date. Thereafter the fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay other fees, such as brokerage commissions on purchases and sales of certain classes of shares of the fund and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder fees (fees paid directly from your investment) None
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	(Fidelity Freedom® Blend 2070 Fund - Freedom Blend 2070 Fund) (Fidelity Freedom® Blend 2070 Fund) Fidelity Freedom Blend 2070 Fund
Management fee	0.49%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.49%
[1]	Based on estimated amounts for the current fiscal year.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
(Fidelity Freedom® Blend 2070 Fund - Freedom Blend 2070 Fund) | (Fidelity Freedom® Blend 2070 Fund) | Fidelity Freedom Blend 2070 Fund | USD ($)	50	157

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund’s performance.

Principal Investment Strategies
•	Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds), some of which are actively managed and others of which are passively managed, meaning they seek to provide investment results that correspond to the total return of a specific index.
•	Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Blend Income Fund, approximately 10 to 19 years after the year 2070. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders.

•	The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond,

international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds.
•	Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
•	The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund’s target retirement date in an effort to achieve the fund’s overall investment objective.
•	The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser’s market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.
•	The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.
•	Designed for investors who anticipate retiring in or within a few years of 2070 (target retirement date) at or around age 65.

When the neutral asset allocation of a fund matches Fidelity Freedom® Blend Income Fund’s neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund’s name), the Board of Trustees may combine the fund with Fidelity Freedom® Blend Income Fund, without shareholder approval, and the fund’s shareholders will become shareholders of Fidelity Freedom® Blend Income Fund.

Principal Investment Risks
Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.
(Fidelity Freedom® Blend 2070 Fund - Freedom Blend 2070 Fund) | (Fidelity Freedom® Blend 2070 Fund) | Asset Allocation Risk [Member]
•	Asset Allocation Risk.

The fund is subject to risks resulting from the Adviser’s asset allocation decisions. The selection of underlying funds and the allocation of the fund’s assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund’s active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.

(Fidelity Freedom® Blend 2070 Fund - Freedom Blend 2070 Fund) | (Fidelity Freedom® Blend 2070 Fund) | Investing in Other Funds [Member]
•	Investing in Other Funds.
The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
(Fidelity Freedom® Blend 2070 Fund - Freedom Blend 2070 Fund) | (Fidelity Freedom® Blend 2070 Fund) | Stock Market Volatility [Member]
•	Stock Market Volatility.

The Adviser will continue to invest the fund’s assets in equity funds in the years following the fund’s target retirement date in an effort to achieve the fund’s overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

(Fidelity Freedom® Blend 2070 Fund - Freedom Blend 2070 Fund) | (Fidelity Freedom® Blend 2070 Fund) | Foreign Exposure [Member]
•	Foreign Exposure.

Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.

(Fidelity Freedom® Blend 2070 Fund - Freedom Blend 2070 Fund) | (Fidelity Freedom® Blend 2070 Fund) | Geographic Exposure to China [Member]
•	Geographic Exposure to China.

Because an underlying fund invests a meaningful portion of its assets in China, the underlying fund’s performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company’s performance and the enforceability of the VIE’s contractual arrangements with the Chinese company.

(Fidelity Freedom® Blend 2070 Fund - Freedom Blend 2070 Fund) | (Fidelity Freedom® Blend 2070 Fund) | Industry Exposure [Member]
•	Industry Exposure.
Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
(Fidelity Freedom® Blend 2070 Fund - Freedom Blend 2070 Fund) | (Fidelity Freedom® Blend 2070 Fund) | Issuer-Specific Changes [Member]
•	Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.

(Fidelity Freedom® Blend 2070 Fund - Freedom Blend 2070 Fund) | (Fidelity Freedom® Blend 2070 Fund) | Leverage Risk [Member]
•	Leverage Risk.
Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
(Fidelity Freedom® Blend 2070 Fund - Freedom Blend 2070 Fund) | (Fidelity Freedom® Blend 2070 Fund) | "Growth" Investing [Member]
•	“Growth” Investing.
“Growth” stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
(Fidelity Freedom® Blend 2070 Fund - Freedom Blend 2070 Fund) | (Fidelity Freedom® Blend 2070 Fund) | "Value" Investing [Member]
•	“Value” Investing.
“Value” stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
(Fidelity Freedom® Blend 2070 Fund - Freedom Blend 2070 Fund) | (Fidelity Freedom® Blend 2070 Fund) | Commodity-Linked Investing [Member]
•	Commodity-Linked Investing.

The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

(Fidelity Freedom® Blend 2070 Fund - Freedom Blend 2070 Fund) | (Fidelity Freedom® Blend 2070 Fund) | Commodity Futures [Member]
•	Commodity Futures.

Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund’s positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as “daily price fluctuation limits” or “daily limits.” Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.

(Fidelity Freedom® Blend 2070 Fund - Freedom Blend 2070 Fund) | (Fidelity Freedom® Blend 2070 Fund) | Correlation to Index [Member]
•	Correlation to Index.

The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.

(Fidelity Freedom® Blend 2070 Fund - Freedom Blend 2070 Fund) | (Fidelity Freedom® Blend 2070 Fund) | Passive Management Risk [Member]
•	Passive Management Risk.

Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund’s index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.

(Fidelity Freedom® Blend 2070 Fund - Freedom Blend 2070 Fund) | (Fidelity Freedom® Blend 2070 Fund) | Mid Cap Investing [Member]
•	Mid Cap Investing.

The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

(Fidelity Freedom® Blend 2070 Fund - Freedom Blend 2070 Fund) | (Fidelity Freedom® Blend 2070 Fund) | Securities Lending Risk [Member]
•	Securities Lending Risk.

Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, an underlying fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.

(Fidelity Freedom® Blend 2070 Fund - Freedom Blend 2070 Fund) | (Fidelity Freedom® Blend 2070 Fund) | Risk Not Insured Depository Institution [Member]
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency
(Fidelity Freedom® Blend 2070 Fund - Freedom Blend 2070 Fund) | (Fidelity Freedom® Blend 2070 Fund) | Risk Lose Money [Member]
You could lose money by investing in the fund.
(Fidelity Freedom® Blend 2070 Fund - Class K6) | (Fidelity Freedom® Blend 2070 Fund)
Investment Objective

Fidelity Freedom® Blend 2070 Fund seeks high total return until its target retirement date. Thereafter the fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay other fees, such as brokerage commissions on purchases and sales of certain classes of shares of the fund and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder fees (fees paid directly from your investment) None
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	(Fidelity Freedom® Blend 2070 Fund - Class K6) (Fidelity Freedom® Blend 2070 Fund) Class K6
Management fee	0.29%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.29%
[1]	Based on estimated amounts for the current fiscal year.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
(Fidelity Freedom® Blend 2070 Fund - Class K6) | (Fidelity Freedom® Blend 2070 Fund) | Class K6 | USD ($)	30	93

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund’s performance.

Principal Investment Strategies
•	Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds), some of which are actively managed and others of which are passively managed, meaning they seek to provide investment results that correspond to the total return of a specific index.
•	Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Blend Income Fund, approximately 10 to 19 years after the year 2065. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders.

•	The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds.
•	Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
•	The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund’s target retirement date in an effort to achieve the fund’s overall investment objective.
•	The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser’s market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.
•	The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.
•	Designed for investors who anticipate retiring in or within a few years of 2070 (target retirement date) at or around age 65.

When the neutral asset allocation of a fund matches Fidelity Freedom® Blend Income Fund’s neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund’s name), the Board of Trustees may combine the fund with Fidelity Freedom® Blend Income Fund, without shareholder approval, and the fund’s shareholders will become shareholders of Fidelity Freedom® Blend Income Fund.

Principal Investment Risks
Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.
(Fidelity Freedom® Blend 2070 Fund - Class K6) | (Fidelity Freedom® Blend 2070 Fund) | Asset Allocation Risk [Member]
•	Asset Allocation Risk.

The fund is subject to risks resulting from the Adviser’s asset allocation decisions. The selection of underlying funds and the allocation of the fund’s assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund’s active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.

(Fidelity Freedom® Blend 2070 Fund - Class K6) | (Fidelity Freedom® Blend 2070 Fund) | Investing in Other Funds [Member]
•	Investing in Other Funds.
The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
(Fidelity Freedom® Blend 2070 Fund - Class K6) | (Fidelity Freedom® Blend 2070 Fund) | Stock Market Volatility [Member]
•	Stock Market Volatility.

The Adviser will continue to invest the fund’s assets in equity funds in the years following the fund’s target retirement date in an effort to achieve the fund’s overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

(Fidelity Freedom® Blend 2070 Fund - Class K6) | (Fidelity Freedom® Blend 2070 Fund) | Foreign Exposure [Member]
•	Foreign Exposure.

Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic,regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.

(Fidelity Freedom® Blend 2070 Fund - Class K6) | (Fidelity Freedom® Blend 2070 Fund) | Geographic Exposure to China [Member]
•	Geographic Exposure to China.

Because an underlying fund invests a meaningful portion of its assets in China, the underlying fund’s performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company’s performance and the enforceability of the VIE’s contractual arrangements with the Chinese company.

(Fidelity Freedom® Blend 2070 Fund - Class K6) | (Fidelity Freedom® Blend 2070 Fund) | Industry Exposure [Member]
•	Industry Exposure.
Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
(Fidelity Freedom® Blend 2070 Fund - Class K6) | (Fidelity Freedom® Blend 2070 Fund) | Issuer-Specific Changes [Member]
•	Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.

(Fidelity Freedom® Blend 2070 Fund - Class K6) | (Fidelity Freedom® Blend 2070 Fund) | Leverage Risk [Member]
•	Leverage Risk.
Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
(Fidelity Freedom® Blend 2070 Fund - Class K6) | (Fidelity Freedom® Blend 2070 Fund) | "Growth" Investing [Member]
•	“Growth” Investing.
“Growth” stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
(Fidelity Freedom® Blend 2070 Fund - Class K6) | (Fidelity Freedom® Blend 2070 Fund) | "Value" Investing [Member]
•	“Value” Investing.
“Value” stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
(Fidelity Freedom® Blend 2070 Fund - Class K6) | (Fidelity Freedom® Blend 2070 Fund) | Commodity-Linked Investing [Member]
•	Commodity-Linked Investing.

The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

(Fidelity Freedom® Blend 2070 Fund - Class K6) | (Fidelity Freedom® Blend 2070 Fund) | Commodity Futures [Member]
•	Commodity Futures.

Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund’s positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as “daily price fluctuation limits” or “daily limits.” Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.

(Fidelity Freedom® Blend 2070 Fund - Class K6) | (Fidelity Freedom® Blend 2070 Fund) | Correlation to Index [Member]
•	Correlation to Index.

The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.

(Fidelity Freedom® Blend 2070 Fund - Class K6) | (Fidelity Freedom® Blend 2070 Fund) | Passive Management Risk [Member]
•	Passive Management Risk.

Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund’s index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.

(Fidelity Freedom® Blend 2070 Fund - Class K6) | (Fidelity Freedom® Blend 2070 Fund) | Mid Cap Investing [Member]
•	Mid Cap Investing.

The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

(Fidelity Freedom® Blend 2070 Fund - Class K6) | (Fidelity Freedom® Blend 2070 Fund) | Securities Lending Risk [Member]
•	Securities Lending Risk.

Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, an underlying fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.

(Fidelity Freedom® Blend 2070 Fund - Class K6) | (Fidelity Freedom® Blend 2070 Fund) | Risk Not Insured Depository Institution [Member]
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency
(Fidelity Freedom® Blend 2070 Fund - Class K6) | (Fidelity Freedom® Blend 2070 Fund) | Risk Lose Money [Member]
You could lose money by investing in the fund.
(Fidelity Freedom® Blend 2070 Fund - Class K) | (Fidelity Freedom® Blend 2070 Fund)
Investment Objective

Fidelity Freedom® Blend 2070 Fund seeks high total return until its target retirement date. Thereafter the fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay other fees, such as brokerage commissions on purchases and sales of certain classes of shares of the fund and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder fees (fees paid directly from your investment) None
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	(Fidelity Freedom® Blend 2070 Fund - Class K) (Fidelity Freedom® Blend 2070 Fund) Class K
Management fee	0.39%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.39%
[1]	Based on estimated amounts for the current fiscal year.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
(Fidelity Freedom® Blend 2070 Fund - Class K) | (Fidelity Freedom® Blend 2070 Fund) | Class K | USD ($)	40	125

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund’s performance.

Principal Investment Strategies
•	Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds), some of which are actively managed and others of which are passively managed, meaning they seek to provide investment results that correspond to the total return of a specific index.
•	Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Blend Income Fund, approximately 10 to 19 years after the year 2065. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders.

•	The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds.
•	Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.

•	The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund’s target retirement date in an effort to achieve the fund’s overall investment objective.
•	The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser’s market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.
•	The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.
•	Designed for investors who anticipate retiring in or within a few years of 2070 (target retirement date) at or around age 65.

When the neutral asset allocation of a fund matches Fidelity Freedom® Blend Income Fund’s neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund’s name), the Board of Trustees may combine the fund with Fidelity Freedom® Blend Income Fund, without shareholder approval, and the fund’s shareholders will become shareholders of Fidelity Freedom® Blend Income Fund.

Principal Investment Risks
Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.
(Fidelity Freedom® Blend 2070 Fund - Class K) | (Fidelity Freedom® Blend 2070 Fund) | Asset Allocation Risk [Member]
•	Asset Allocation Risk.

The fund is subject to risks resulting from the Adviser’s asset allocation decisions. The selection of underlying funds and the allocation of the fund’s assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund’s active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.

(Fidelity Freedom® Blend 2070 Fund - Class K) | (Fidelity Freedom® Blend 2070 Fund) | Investing in Other Funds [Member]
•	Investing in Other Funds.
The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
(Fidelity Freedom® Blend 2070 Fund - Class K) | (Fidelity Freedom® Blend 2070 Fund) | Stock Market Volatility [Member]
•	Stock Market Volatility.

The Adviser will continue to invest the fund’s assets in equity funds in the years following the fund’s target retirement date in an effort to achieve the fund’s overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

(Fidelity Freedom® Blend 2070 Fund - Class K) | (Fidelity Freedom® Blend 2070 Fund) | Foreign Exposure [Member]
•	Foreign Exposure.

Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.

(Fidelity Freedom® Blend 2070 Fund - Class K) | (Fidelity Freedom® Blend 2070 Fund) | Geographic Exposure to China [Member]
•	Geographic Exposure to China.

Because an underlying fund invests a meaningful portion of its assets in China, the underlying fund’s performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company’s performance and the enforceability of the VIE’s contractual arrangements with the Chinese company.

(Fidelity Freedom® Blend 2070 Fund - Class K) | (Fidelity Freedom® Blend 2070 Fund) | Industry Exposure [Member]
•	Industry Exposure.
Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
(Fidelity Freedom® Blend 2070 Fund - Class K) | (Fidelity Freedom® Blend 2070 Fund) | Issuer-Specific Changes [Member]
•	Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.

(Fidelity Freedom® Blend 2070 Fund - Class K) | (Fidelity Freedom® Blend 2070 Fund) | Leverage Risk [Member]
•	Leverage Risk.
Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
(Fidelity Freedom® Blend 2070 Fund - Class K) | (Fidelity Freedom® Blend 2070 Fund) | "Growth" Investing [Member]
•	“Growth” Investing.
“Growth” stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
(Fidelity Freedom® Blend 2070 Fund - Class K) | (Fidelity Freedom® Blend 2070 Fund) | "Value" Investing [Member]
•	“Value” Investing.
“Value” stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
(Fidelity Freedom® Blend 2070 Fund - Class K) | (Fidelity Freedom® Blend 2070 Fund) | Commodity-Linked Investing [Member]
•	Commodity-Linked Investing.

The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

(Fidelity Freedom® Blend 2070 Fund - Class K) | (Fidelity Freedom® Blend 2070 Fund) | Commodity Futures [Member]
•	Commodity Futures.

Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund’s positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as “daily price fluctuation limits” or “daily limits.” Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.

(Fidelity Freedom® Blend 2070 Fund - Class K) | (Fidelity Freedom® Blend 2070 Fund) | Correlation to Index [Member]
•	Correlation to Index.

The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.

(Fidelity Freedom® Blend 2070 Fund - Class K) | (Fidelity Freedom® Blend 2070 Fund) | Passive Management Risk [Member]
•	Passive Management Risk.

Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund’s index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.

(Fidelity Freedom® Blend 2070 Fund - Class K) | (Fidelity Freedom® Blend 2070 Fund) | Mid Cap Investing [Member]
•	Mid Cap Investing.

The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

(Fidelity Freedom® Blend 2070 Fund - Class K) | (Fidelity Freedom® Blend 2070 Fund) | Securities Lending Risk [Member]
•	Securities Lending Risk.

Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, an underlying fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.

(Fidelity Freedom® Blend 2070 Fund - Class K) | (Fidelity Freedom® Blend 2070 Fund) | Risk Not Insured Depository Institution [Member]
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency
(Fidelity Freedom® Blend 2070 Fund - Class K) | (Fidelity Freedom® Blend 2070 Fund) | Risk Lose Money [Member]
You could lose money by investing in the fund.
(Fidelity Freedom® Blend 2070 Fund - Premier) | (Fidelity Freedom® Blend 2070 Fund)
Investment Objective

Fidelity Freedom® Blend 2070 Fund seeks high total return until its target retirement date. Thereafter the fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay other fees, such as brokerage commissions on purchases and sales of certain classes of shares of the fund and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder fees (fees paid directly from your investment) None
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	(Fidelity Freedom® Blend 2070 Fund - Premier) (Fidelity Freedom® Blend 2070 Fund) Premier Class
Management fee	0.25%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.25%
[1]	Based on estimated amounts for the current fiscal year.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
(Fidelity Freedom® Blend 2070 Fund - Premier) | (Fidelity Freedom® Blend 2070 Fund) | Premier Class | USD ($)	26	80

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund’s performance.

Principal Investment Strategies
•	Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds), some of which are actively managed and others of which are passively managed, meaning they seek to provide investment results that correspond to the total return of a specific index.

•	Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Blend Income Fund, approximately 10 to 19 years after the year 2070. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders.

•	The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds.

•	Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
•	The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund’s target retirement date in an effort to achieve the fund’s overall investment objective.
•	The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser’s market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.
•	The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.
•	Designed for investors who anticipate retiring in or within a few years of 2070 (target retirement date) at or around age 65.

When the neutral asset allocation of a fund matches Fidelity Freedom® Blend Income Fund’s neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund’s name), the Board of Trustees may combine the fund with Fidelity Freedom® Blend Income Fund, without shareholder approval, and the fund’s shareholders will become shareholders of Fidelity Freedom® Blend Income Fund.

Principal Investment Risks
Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.
(Fidelity Freedom® Blend 2070 Fund - Premier) | (Fidelity Freedom® Blend 2070 Fund) | Asset Allocation Risk [Member]
•	Asset Allocation Risk.

The fund is subject to risks resulting from the Adviser’s asset allocation decisions. The selection of underlying funds and the allocation of the fund’s assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund’s active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.

(Fidelity Freedom® Blend 2070 Fund - Premier) | (Fidelity Freedom® Blend 2070 Fund) | Investing in Other Funds [Member]
•	Investing in Other Funds.
The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
(Fidelity Freedom® Blend 2070 Fund - Premier) | (Fidelity Freedom® Blend 2070 Fund) | Stock Market Volatility [Member]
•	Stock Market Volatility.

The Adviser will continue to invest the fund’s assets in equity funds in the years following the fund’s target retirement date in an effort to achieve the fund’s overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

(Fidelity Freedom® Blend 2070 Fund - Premier) | (Fidelity Freedom® Blend 2070 Fund) | Foreign Exposure [Member]
•	Foreign Exposure.

Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.

(Fidelity Freedom® Blend 2070 Fund - Premier) | (Fidelity Freedom® Blend 2070 Fund) | Geographic Exposure to China [Member]
•	Geographic Exposure to China.

Because an underlying fund invests a meaningful portion of its assets in China, the underlying fund’s performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company’s performance and the enforceability of the VIE’s contractual arrangements with the Chinese company.

(Fidelity Freedom® Blend 2070 Fund - Premier) | (Fidelity Freedom® Blend 2070 Fund) | Industry Exposure [Member]
•	Industry Exposure.
Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
(Fidelity Freedom® Blend 2070 Fund - Premier) | (Fidelity Freedom® Blend 2070 Fund) | Issuer-Specific Changes [Member]
•	Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.

(Fidelity Freedom® Blend 2070 Fund - Premier) | (Fidelity Freedom® Blend 2070 Fund) | Leverage Risk [Member]
•	Leverage Risk.
Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
(Fidelity Freedom® Blend 2070 Fund - Premier) | (Fidelity Freedom® Blend 2070 Fund) | "Growth" Investing [Member]
•	“Growth” Investing.
“Growth” stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
(Fidelity Freedom® Blend 2070 Fund - Premier) | (Fidelity Freedom® Blend 2070 Fund) | "Value" Investing [Member]
•	“Value” Investing.
“Value” stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
(Fidelity Freedom® Blend 2070 Fund - Premier) | (Fidelity Freedom® Blend 2070 Fund) | Commodity-Linked Investing [Member]
•	Commodity-Linked Investing.

The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

(Fidelity Freedom® Blend 2070 Fund - Premier) | (Fidelity Freedom® Blend 2070 Fund) | Commodity Futures [Member]
•	Commodity Futures.

Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund’s positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as “daily price fluctuation limits” or “daily limits.” Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.

(Fidelity Freedom® Blend 2070 Fund - Premier) | (Fidelity Freedom® Blend 2070 Fund) | Correlation to Index [Member]
•	Correlation to Index.

The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.

(Fidelity Freedom® Blend 2070 Fund - Premier) | (Fidelity Freedom® Blend 2070 Fund) | Passive Management Risk [Member]
•	Passive Management Risk.

Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund’s index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.

(Fidelity Freedom® Blend 2070 Fund - Premier) | (Fidelity Freedom® Blend 2070 Fund) | Mid Cap Investing [Member]
•	Mid Cap Investing.

The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

(Fidelity Freedom® Blend 2070 Fund - Premier) | (Fidelity Freedom® Blend 2070 Fund) | Securities Lending Risk [Member]
•	Securities Lending Risk.

Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, an underlying fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.

(Fidelity Freedom® Blend 2070 Fund - Premier) | (Fidelity Freedom® Blend 2070 Fund) | Risk Not Insured Depository Institution [Member]
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
(Fidelity Freedom® Blend 2070 Fund - Premier) | (Fidelity Freedom® Blend 2070 Fund) | Risk Lose Money [Member]
You could lose money by investing in the fund.
(Fidelity Freedom® Blend 2070 Fund - Class A, M, C, I and Z) | (Fidelity Freedom® Blend 2070 Fund)
Investment Objective

Fidelity Freedom® Blend 2070 Fund seeks high total return until its target retirement date. Thereafter the fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay other fees, such as brokerage commissions on purchases and sales of certain classes of shares of the fund and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the “Fund Distribution” section beginning on page 28 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - (Fidelity Freedom® Blend 2070 Fund - Class A, M, C, I and Z) - (Fidelity Freedom® Blend 2070 Fund)	Class A		Class M		Class C		Class I	Class Z
Maximum sales charge (load) on purchases (as a% of offering price)	5.75%		3.50%		none		none	none
Maximum contingent deferred sales charge (as a% of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	1.00%	[2]	none	none
[1]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - (Fidelity Freedom® Blend 2070 Fund - Class A, M, C, I and Z) - (Fidelity Freedom® Blend 2070 Fund)		Class A	Class M	Class C	Class I	Class Z
Management fee		0.49%	0.49%	0.49%	0.49%	0.39%
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%	none	none
Other expenses	[1]	none	none	none	none	none
Total annual operating expenses		0.74%	0.99%	1.49%	0.49%	0.39%
[1]	Based on estimated amounts for the current fiscal year.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Expense Example - (Fidelity Freedom® Blend 2070 Fund - Class A, M, C, I and Z) - (Fidelity Freedom® Blend 2070 Fund) - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, No Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, No Redemption, 3 Years
Class A	646	646	798	798
Class M	447	447	654	654
Class C	252	152	471	471
Class I	50	50	157	157
Class Z	40	40	125	125

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund’s performance.

Principal Investment Strategies
•	Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds), some of which are actively managed and others of which are passively managed, meaning they seek to provide investment results that correspond to the total return of a specific index.

•	Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Blend Income Fund, approximately 10 to 19 years after the year 2065. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders.

•	The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds.

•	Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.

•	The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund’s target retirement date in an effort to achieve the fund’s overall investment objective.

•	The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser’s market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.

•	The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.
•	Designed for investors who anticipate retiring in or within a few years of 2070 (target retirement date) at or around age 65.

When the neutral asset allocation of a fund matches Fidelity Freedom® Blend Income Fund’s neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund’s name), the Board of Trustees may combine the fund with Fidelity Freedom® Blend Income Fund, without shareholder approval, and the fund’s shareholders will become shareholders of Fidelity Freedom® Blend Income Fund.

Principal Investment Risks
Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.
(Fidelity Freedom® Blend 2070 Fund - Class A, M, C, I and Z) | (Fidelity Freedom® Blend 2070 Fund) | Asset Allocation Risk [Member]
•	Asset Allocation Risk.

The fund is subject to risks resulting from the Adviser’s asset allocation decisions. The selection of underlying funds and the allocation of the fund’s assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund’s active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.

(Fidelity Freedom® Blend 2070 Fund - Class A, M, C, I and Z) | (Fidelity Freedom® Blend 2070 Fund) | Investing in Other Funds [Member]
•	Investing in Other Funds.
The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
(Fidelity Freedom® Blend 2070 Fund - Class A, M, C, I and Z) | (Fidelity Freedom® Blend 2070 Fund) | Stock Market Volatility [Member]
•	Stock Market Volatility.

The Adviser will continue to invest the fund’s assets in equity funds in the years following the fund’s target retirement date in an effort to achieve the fund’s overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

(Fidelity Freedom® Blend 2070 Fund - Class A, M, C, I and Z) | (Fidelity Freedom® Blend 2070 Fund) | Foreign Exposure [Member]
•	Foreign Exposure.

Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.

(Fidelity Freedom® Blend 2070 Fund - Class A, M, C, I and Z) | (Fidelity Freedom® Blend 2070 Fund) | Industry Exposure [Member]
•	Industry Exposure.
Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
(Fidelity Freedom® Blend 2070 Fund - Class A, M, C, I and Z) | (Fidelity Freedom® Blend 2070 Fund) | Issuer-Specific Changes [Member]
•	Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.

(Fidelity Freedom® Blend 2070 Fund - Class A, M, C, I and Z) | (Fidelity Freedom® Blend 2070 Fund) | Leverage Risk [Member]
•	Leverage Risk.
Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
(Fidelity Freedom® Blend 2070 Fund - Class A, M, C, I and Z) | (Fidelity Freedom® Blend 2070 Fund) | "Growth" Investing [Member]
•	“Growth” Investing.
“Growth” stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
(Fidelity Freedom® Blend 2070 Fund - Class A, M, C, I and Z) | (Fidelity Freedom® Blend 2070 Fund) | "Value" Investing [Member]
•	“Value” Investing.
“Value” stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
(Fidelity Freedom® Blend 2070 Fund - Class A, M, C, I and Z) | (Fidelity Freedom® Blend 2070 Fund) | Commodity-Linked Investing [Member]
•	Commodity-Linked Investing.

The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

(Fidelity Freedom® Blend 2070 Fund - Class A, M, C, I and Z) | (Fidelity Freedom® Blend 2070 Fund) | Commodity Futures [Member]
•	Commodity Futures.

Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund’s positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as “daily price fluctuation limits” or “daily limits.” Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.

(Fidelity Freedom® Blend 2070 Fund - Class A, M, C, I and Z) | (Fidelity Freedom® Blend 2070 Fund) | Correlation to Index [Member]
•	Correlation to Index.

The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.

(Fidelity Freedom® Blend 2070 Fund - Class A, M, C, I and Z) | (Fidelity Freedom® Blend 2070 Fund) | Passive Management Risk [Member]
•	Passive Management Risk.

Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund’s index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.

(Fidelity Freedom® Blend 2070 Fund - Class A, M, C, I and Z) | (Fidelity Freedom® Blend 2070 Fund) | Mid Cap Investing [Member]
•	Mid Cap Investing.

The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

(Fidelity Freedom® Blend 2070 Fund - Class A, M, C, I and Z) | (Fidelity Freedom® Blend 2070 Fund) | Securities Lending Risk [Member]
•	Securities Lending Risk.

Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, an underlying fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.

(Fidelity Freedom® Blend 2070 Fund - Class A, M, C, I and Z) | (Fidelity Freedom® Blend 2070 Fund) | Geographic Exposure to Europe [Member]
•	Geographic Exposure to China.

Because an underlying fund invests a meaningful portion of its assets in China, the underlying fund’s performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company’s performance and the enforceability of the VIE’s contractual arrangements with the Chinese company.

(Fidelity Freedom® Blend 2070 Fund - Class A, M, C, I and Z) | (Fidelity Freedom® Blend 2070 Fund) | Risk Not Insured Depository Institution [Member]
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
(Fidelity Freedom® Blend 2070 Fund - Class A, M, C, I and Z) | (Fidelity Freedom® Blend 2070 Fund) | Risk Lose Money [Member]
You could lose money by investing in the fund.
(Fidelity Freedom® Index 2070 Fund - Investor) | (Fidelity Freedom® Index 2070 Fund)
Investment Objective

Fidelity Freedom® Index 2070 Fund seeks high total return until its target retirement date. Thereafter the fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay other fees, such as brokerage commissions on purchases and sales of certain classes of shares of the fund and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder fees (fees paid directly from your investment) None
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	(Fidelity Freedom® Index 2070 Fund - Investor) (Fidelity Freedom® Index 2070 Fund) Investor Class
Management fee	0.12%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.12%
[1]	Based on estimated amounts for the current fiscal year.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
(Fidelity Freedom® Index 2070 Fund - Investor) | (Fidelity Freedom® Index 2070 Fund) | Investor Class | USD ($)	12	39

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund’s performance.

Principal Investment Strategies
•	Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds), each of which (excluding any money market fund) seeks to provide investment results that correspond to the total return of a specific index.
•	Allocating assets according to an asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Index Income Fund, approximately 10 to 19 years after the year 2070. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund’s asset allocations from time to time when in the interests of shareholders.

•	The asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond), and short-term funds.
•	Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
•	The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund’s target retirement date in an effort to achieve the fund’s overall investment objective.
•	Designed for investors who anticipate retiring in or within a few years of 2070 (target retirement date) at or around age 65.

When the asset allocation of a fund matches Fidelity Freedom® Index Income Fund’s asset allocation (approximately 10 to 19 years after the year indicated in the fund’s name), the Board of Trustees may combine the fund with Fidelity Freedom® Index Income Fund, without shareholder approval, and the fund’s shareholders will become shareholders of Fidelity Freedom® Index Income Fund.

Principal Investment Risks
Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.
(Fidelity Freedom® Index 2070 Fund - Investor) | (Fidelity Freedom® Index 2070 Fund) | Asset Allocation Risk [Member]
•	Asset Allocation Risk.

The fund is subject to risks resulting from the Adviser’s asset allocation decisions. The selection of underlying funds and the allocation of the fund’s assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

(Fidelity Freedom® Index 2070 Fund - Investor) | (Fidelity Freedom® Index 2070 Fund) | Investing in Other Funds [Member]
•	Investing in Other Funds.
The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
(Fidelity Freedom® Index 2070 Fund - Investor) | (Fidelity Freedom® Index 2070 Fund) | Stock Market Volatility [Member]
•	Stock Market Volatility.

The Adviser will continue to invest the fund’s assets in equity funds in the years following the fund’s target retirement date in an effort to achieve the fund’s overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

(Fidelity Freedom® Index 2070 Fund - Investor) | (Fidelity Freedom® Index 2070 Fund) | Foreign Exposure [Member]
•	Foreign Exposure.

Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.

(Fidelity Freedom® Index 2070 Fund - Investor) | (Fidelity Freedom® Index 2070 Fund) | Industry Exposure [Member]
•	Industry Exposure.
Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
(Fidelity Freedom® Index 2070 Fund - Investor) | (Fidelity Freedom® Index 2070 Fund) | Issuer-Specific Changes [Member]
•	Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.

(Fidelity Freedom® Index 2070 Fund - Investor) | (Fidelity Freedom® Index 2070 Fund) | Leverage Risk [Member]
•	Leverage Risk.
Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
(Fidelity Freedom® Index 2070 Fund - Investor) | (Fidelity Freedom® Index 2070 Fund) | Correlation to Index [Member]
•	Correlation to Index.

The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.

(Fidelity Freedom® Index 2070 Fund - Investor) | (Fidelity Freedom® Index 2070 Fund) | Passive Management Risk [Member]
•	Passive Management Risk.

Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund’s index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.

(Fidelity Freedom® Index 2070 Fund - Investor) | (Fidelity Freedom® Index 2070 Fund) | Securities Lending Risk [Member]
•	Securities Lending Risk.

Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, an underlying fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.

(Fidelity Freedom® Index 2070 Fund - Investor) | (Fidelity Freedom® Index 2070 Fund) | Geographic Exposure to Europe [Member]
•	Geographic Exposure to Europe.

Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund’s performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.

(Fidelity Freedom® Index 2070 Fund - Investor) | (Fidelity Freedom® Index 2070 Fund) | Risk Not Insured Depository Institution [Member]
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
(Fidelity Freedom® Index 2070 Fund - Investor) | (Fidelity Freedom® Index 2070 Fund) | Risk Lose Money [Member]
You could lose money by investing in the fund.
(Fidelity Freedom® Index 2070 Fund - Institutional Premium and Premium Class) | (Fidelity Freedom® Index 2070 Fund)
Investment Objective

Fidelity Freedom® Index 2070 Fund seeks high total return until its target retirement date. Thereafter the fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay other fees, such as brokerage commissions on purchases and sales of certain classes of shares of the fund and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder fees (fees paid directly from your investment) None
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - (Fidelity Freedom® Index 2070 Fund - Institutional Premium and Premium Class) - (Fidelity Freedom® Index 2070 Fund)		Institutional Premium Class	Premier Class
Management fee		0.08%	0.05%
Distribution and/or Service (12b-1) fees		none	none
Other expenses	[1]	none	none
Total annual operating expenses		0.08%	0.05%
[1]	Based on estimated amounts for the current fiscal year.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example - (Fidelity Freedom® Index 2070 Fund - Institutional Premium and Premium Class) - (Fidelity Freedom® Index 2070 Fund) - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Institutional Premium Class	8	26
Premier Class	5	16

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund’s performance.

Principal Investment Strategies
•	Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds), each of which (excluding any money market fund) seeks to provide investment results that correspond to the total return of a specific index

•	Allocating assets according to an asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Index Income Fund, approximately 10 to 19 years after the year 2070. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund’s asset allocations from time to time when in the interests of shareholders.

•	The asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond), and short-term funds.

•	Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
•	The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund’s target retirement date in an effort to achieve the fund’s overall investment objective.

•	Designed for investors who anticipate retiring in or within a few years of 2070 (target retirement date) at or around age 65.

When the asset allocation of a fund matches Fidelity Freedom® Index Income Fund’s asset allocation (approximately 10 to 19 years after the year indicated in the fund’s name), the Board of Trustees may combine the fund with Fidelity Freedom® Index Income Fund, without shareholder approval, and the fund’s shareholders will become shareholders of Fidelity Freedom® Index Income Fund.

Principal Investment Risks
Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.
(Fidelity Freedom® Index 2070 Fund - Institutional Premium and Premium Class) | (Fidelity Freedom® Index 2070 Fund) | Asset Allocation Risk [Member]
•	Asset Allocation Risk.

The fund is subject to risks resulting from the Adviser’s asset allocation decisions. The selection of underlying funds and the allocation of the fund’s assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

(Fidelity Freedom® Index 2070 Fund - Institutional Premium and Premium Class) | (Fidelity Freedom® Index 2070 Fund) | Investing in Other Funds [Member]
•	Investing in Other Funds.
The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
(Fidelity Freedom® Index 2070 Fund - Institutional Premium and Premium Class) | (Fidelity Freedom® Index 2070 Fund) | Stock Market Volatility [Member]
•	Stock Market Volatility.

The Adviser will continue to invest the fund’s assets in equity funds in the years following the fund’s target retirement date in an effort to achieve the fund’s overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

(Fidelity Freedom® Index 2070 Fund - Institutional Premium and Premium Class) | (Fidelity Freedom® Index 2070 Fund) | Foreign Exposure [Member]
•	Foreign Exposure.

Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.

(Fidelity Freedom® Index 2070 Fund - Institutional Premium and Premium Class) | (Fidelity Freedom® Index 2070 Fund) | Industry Exposure [Member]
•	Industry Exposure.
Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
(Fidelity Freedom® Index 2070 Fund - Institutional Premium and Premium Class) | (Fidelity Freedom® Index 2070 Fund) | Issuer-Specific Changes [Member]
•	Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.

(Fidelity Freedom® Index 2070 Fund - Institutional Premium and Premium Class) | (Fidelity Freedom® Index 2070 Fund) | Leverage Risk [Member]
•	Leverage Risk.
Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
(Fidelity Freedom® Index 2070 Fund - Institutional Premium and Premium Class) | (Fidelity Freedom® Index 2070 Fund) | Correlation to Index [Member]
•	Correlation to Index.

The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.

(Fidelity Freedom® Index 2070 Fund - Institutional Premium and Premium Class) | (Fidelity Freedom® Index 2070 Fund) | Passive Management Risk [Member]
•	Passive Management Risk.

Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund’s index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.

(Fidelity Freedom® Index 2070 Fund - Institutional Premium and Premium Class) | (Fidelity Freedom® Index 2070 Fund) | Securities Lending Risk [Member]
•	Securities Lending Risk.

Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, an underlying fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.

(Fidelity Freedom® Index 2070 Fund - Institutional Premium and Premium Class) | (Fidelity Freedom® Index 2070 Fund) | Geographic Exposure to Europe [Member]
•	Geographic Exposure to Europe.

Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund’s performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.

(Fidelity Freedom® Index 2070 Fund - Institutional Premium and Premium Class) | (Fidelity Freedom® Index 2070 Fund) | Risk Not Insured Depository Institution [Member]
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
(Fidelity Freedom® Index 2070 Fund - Institutional Premium and Premium Class) | (Fidelity Freedom® Index 2070 Fund) | Risk Lose Money [Member]
You could lose money by investing in the fund.
(Fidelity® Sustainable Target Date 2070 Fund - Sustainable Target Date 2070 Fund) | (Fidelity® Sustainable Target Date 2070 Fund)
Investment Objective
The fund seeks high total return until its target retirement date. Thereafter the fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay other fees, such as brokerage commissions on purchases and sales of certain classes of shares of the fund and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder fees (fees paid directly from your investment) None
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	(Fidelity® Sustainable Target Date 2070 Fund - Sustainable Target Date 2070 Fund) (Fidelity® Sustainable Target Date 2070 Fund) Fidelity Sustainable Target Date 2070 Fund
Management fee	0.49%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.49%
[1]	Based on estimated amounts for the current fiscal year.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
(Fidelity® Sustainable Target Date 2070 Fund - Sustainable Target Date 2070 Fund) | (Fidelity® Sustainable Target Date 2070 Fund) | Fidelity Sustainable Target Date 2070 Fund | USD ($)	50	157

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund’s performance.

Principal Investment Strategies
•	Investing at least 80% of assets in underlying funds that are (i) Fidelity® funds that invest in securities of issuers that Fidelity Management & Research Company LLC (FMR) (the Adviser) believes have proven or improving sustainability practices or positive environmental, social and governance (ESG) characteristics (Fidelity® Sustainable Funds), (ii) Fidelity index funds that track an ESG Index (Fidelity® Sustainable Index Funds), and (iii) Fidelity® funds that do not have a principal ESG investment strategy but invest at least 80% of assets in U.S. and international sovereign or government-related debt securities that the Fidelity® Sustainable Target Date Fund Adviser believes have positive ESG characteristics (Fidelity® Traditional Funds) (collectively, underlying Fidelity® funds).

•	Evaluating each security in which a Fidelity® Traditional Fund invests to determine whether 80% of assets are invested in sovereign or government-related debt securities whose issuers have positive ESG characteristics by considering the sustainability practices of the country or other issues based on an evaluation of such issuer’s individual ESG profile using the Adviser’s proprietary ESG ratings process.

•	The Adviser’s proprietary ESG ratings process evaluates the current state of an issuer’s sustainability practices using a data-driven framework that includes both proprietary and third-party data, and also provides a qualitative forward-looking assessment of an issuer’s sustainability outlook provided by the Adviser’s fundamental research analysts and ESG team.

•	Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity® Sustainable Target Date Income Fund, approximately 10 to 19 years after the year 2070. The Adviser may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders.

•	The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, long-term inflation-protected bond, short-term inflation protected bond, and long-term treasury bond), and short-term funds.

•	Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.

•	The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund’s target retirement date in an effort to achieve the fund’s overall investment objective.

•	The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser’s market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.

•	The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.

•	Designed for investors who anticipate retiring in or within a few years of 2070 (target retirement date) at or around age 65.

•	Fidelity® Sustainable Funds employ sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see “Fund Basics - Investment Details – Description of Underlying Fidelity® Funds” for additional information.

When the neutral asset allocation of a fund matches Fidelity® Sustainable Target Date Income Fund’s neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund’s name), the Board of Trustees may combine the fund with Fidelity® Sustainable Target Date Income Fund, without shareholder approval, and the fund’s shareholders will become shareholders of Fidelity® Sustainable Target Date Income Fund.

Principal Investment Risks
Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.
(Fidelity® Sustainable Target Date 2070 Fund - Sustainable Target Date 2070 Fund) | (Fidelity® Sustainable Target Date 2070 Fund) | Asset Allocation Risk [Member]
•	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser’s asset allocation decisions. The selection of underlying funds and the allocation of the fund’s assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund’s active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.

(Fidelity® Sustainable Target Date 2070 Fund - Sustainable Target Date 2070 Fund) | (Fidelity® Sustainable Target Date 2070 Fund) | Investing in Other Funds [Member]

•	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.

(Fidelity® Sustainable Target Date 2070 Fund - Sustainable Target Date 2070 Fund) | (Fidelity® Sustainable Target Date 2070 Fund) | Stock Market Volatility [Member]

•	Stock Market Volatility. The Adviser will continue to invest the fund’s assets in equity funds in the years following the fund’s target retirement date in an effort to achieve the fund’s overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

(Fidelity® Sustainable Target Date 2070 Fund - Sustainable Target Date 2070 Fund) | (Fidelity® Sustainable Target Date 2070 Fund) | Foreign Exposure [Member]

•	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.

(Fidelity® Sustainable Target Date 2070 Fund - Sustainable Target Date 2070 Fund) | (Fidelity® Sustainable Target Date 2070 Fund) | Geographic Exposure to China [Member]
•	Geographic Exposure to China. Because an underlying fund invests a meaningful portion of its assets in China, the underlying fund’s performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company’s performance and the enforceability of the VIE’s contractual arrangements with the Chinese company.

(Fidelity® Sustainable Target Date 2070 Fund - Sustainable Target Date 2070 Fund) | (Fidelity® Sustainable Target Date 2070 Fund) | Industry Exposure [Member]

•	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.

(Fidelity® Sustainable Target Date 2070 Fund - Sustainable Target Date 2070 Fund) | (Fidelity® Sustainable Target Date 2070 Fund) | Issuer-Specific Changes [Member]

•	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.

(Fidelity® Sustainable Target Date 2070 Fund - Sustainable Target Date 2070 Fund) | (Fidelity® Sustainable Target Date 2070 Fund) | Leverage Risk [Member]

•	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

(Fidelity® Sustainable Target Date 2070 Fund - Sustainable Target Date 2070 Fund) | (Fidelity® Sustainable Target Date 2070 Fund) | Geographic Exposure to Europe [Member]
•	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund’s performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.

(Fidelity® Sustainable Target Date 2070 Fund - Sustainable Target Date 2070 Fund) | (Fidelity® Sustainable Target Date 2070 Fund) | Sustainability Risk [Member]
•	Sustainability Risk. The Adviser’s adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.

(Fidelity® Sustainable Target Date 2070 Fund - Sustainable Target Date 2070 Fund) | (Fidelity® Sustainable Target Date 2070 Fund) | Quantitative Investing [Member]

•	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors’ historical trends.

(Fidelity® Sustainable Target Date 2070 Fund - Sustainable Target Date 2070 Fund) | (Fidelity® Sustainable Target Date 2070 Fund) | Risk Not Insured Depository Institution [Member]
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
(Fidelity® Sustainable Target Date 2070 Fund - Sustainable Target Date 2070 Fund) | (Fidelity® Sustainable Target Date 2070 Fund) | Risk Lose Money [Member]
You could lose money by investing in the fund.
(Fidelity® Sustainable Target Date 2070 Fund - Class K) | (Fidelity® Sustainable Target Date 2070 Fund)
Investment Objective
The fund seeks high total return until its target retirement date. Thereafter the fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay other fees, such as brokerage commissions on purchases and sales of certain classes of shares of the fund and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder fees (fees paid directly from your investment) None
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	(Fidelity® Sustainable Target Date 2070 Fund - Class K) (Fidelity® Sustainable Target Date 2070 Fund) Class K
Management fee	0.39%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.39%
[1]	Based on estimated amounts for the current fiscal year.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
(Fidelity® Sustainable Target Date 2070 Fund - Class K) | (Fidelity® Sustainable Target Date 2070 Fund) | Class K | USD ($)	40	125

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund’s performance.

Principal Investment Strategies
•	Investing at least 80% of assets in underlying funds that are (i) Fidelity® funds that invest in securities of issuers that Fidelity® Management & Research Company LLC (FMR) (the Adviser) believes have proven or improving sustainability practices or positive environmental, social and governance (ESG) characteristics (Fidelity® Sustainable Funds), (ii) Fidelity® index funds that track an ESG Index (Fidelity® Sustainable Index Funds), and (iii) Fidelity® funds that do not have a principal ESG investment strategy but invest at least 80% of assets in U.S. and international sovereign or government-related debt securities that the Fidelity® Sustainable Target Date Fund Adviser believes have positive ESG characteristics (Fidelity® Traditional Funds) (collectively, underlying Fidelity® Funds).
•	Evaluating each security in which a Fidelity® Traditional Fund invests to determine whether 80% of assets are invested in sovereign or government-related debt securities whose issuers have positive ESG characteristics by considering the sustainability practices of the country or other issues based on an evaluation of such issuer’s individual ESG profile using the Adviser’s proprietary ESG ratings process.
•	The Adviser’s proprietary ESG ratings process evaluates the current state of an issuer’s sustainability practices using a data-driven framework that includes both proprietary and third-party data, and also provides a qualitative forward-looking assessment of an issuer’s sustainability outlook provided by the Adviser’s fundamental research analysts and ESG team.
•	Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity® Sustainable Target Date Income Fund, approximately 10 to 19 years after the year 2070. The Adviser may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders.

•	The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, long-term inflation-protected bond, short-term inflation protected bond, and long-term treasury bond), and short-term funds.
•	Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
•	The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund’s target retirement date in an effort to achieve the fund’s overall investment objective.
•	The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser’s market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.
•	The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low-to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.

•	Designed for investors who anticipate retiring in or within a few years of 2070 (target retirement date) at or around age 65.
•	Fidelity® Sustainable Funds employ sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see “Fund Basics - Investment Details – Description of Underlying Fidelity® Funds” for additional information.

When the neutral asset allocation of a fund matches Fidelity® Sustainable Target Date Income Fund’s neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund’s name), the Board of Trustees may combine the fund with Fidelity® Sustainable Target Date Income Fund, without shareholder approval, and the fund’s shareholders will become shareholders of Fidelity® Sustainable Target Date Income Fund.

Principal Investment Risks
Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.
(Fidelity® Sustainable Target Date 2070 Fund - Class K) | (Fidelity® Sustainable Target Date 2070 Fund) | Asset Allocation Risk [Member]
•	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser’s asset allocation decisions. The selection of underlying funds and the allocation of the fund’s assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund’s active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.

(Fidelity® Sustainable Target Date 2070 Fund - Class K) | (Fidelity® Sustainable Target Date 2070 Fund) | Investing in Other Funds [Member]
•	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.

(Fidelity® Sustainable Target Date 2070 Fund - Class K) | (Fidelity® Sustainable Target Date 2070 Fund) | Stock Market Volatility [Member]
•	Stock Market Volatility. The Adviser will continue to invest the fund’s assets in equity funds in the years following the fund’s target retirement date in an effort to achieve the fund’s overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

(Fidelity® Sustainable Target Date 2070 Fund - Class K) | (Fidelity® Sustainable Target Date 2070 Fund) | Foreign Exposure [Member]
•	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.

(Fidelity® Sustainable Target Date 2070 Fund - Class K) | (Fidelity® Sustainable Target Date 2070 Fund) | Geographic Exposure to China [Member]
•	Geographic Exposure to China. Because an underlying fund invests a meaningful portion of its assets in China, the underlying fund’s performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company’s performance and the enforceability of the VIE’s contractual arrangements with the Chinese company.

(Fidelity® Sustainable Target Date 2070 Fund - Class K) | (Fidelity® Sustainable Target Date 2070 Fund) | Industry Exposure [Member]
•	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.

(Fidelity® Sustainable Target Date 2070 Fund - Class K) | (Fidelity® Sustainable Target Date 2070 Fund) | Issuer-Specific Changes [Member]
•	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.

(Fidelity® Sustainable Target Date 2070 Fund - Class K) | (Fidelity® Sustainable Target Date 2070 Fund) | Leverage Risk [Member]
•	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

(Fidelity® Sustainable Target Date 2070 Fund - Class K) | (Fidelity® Sustainable Target Date 2070 Fund) | Geographic Exposure to Europe [Member]
•	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund’s performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.

(Fidelity® Sustainable Target Date 2070 Fund - Class K) | (Fidelity® Sustainable Target Date 2070 Fund) | Sustainability Risk [Member]
•	Sustainability Risk. The Adviser’s adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.

(Fidelity® Sustainable Target Date 2070 Fund - Class K) | (Fidelity® Sustainable Target Date 2070 Fund) | Quantitative Investing [Member]
•	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.

(Fidelity® Sustainable Target Date 2070 Fund - Class K) | (Fidelity® Sustainable Target Date 2070 Fund) | Risk Not Insured Depository Institution [Member]
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
(Fidelity® Sustainable Target Date 2070 Fund - Class K) | (Fidelity® Sustainable Target Date 2070 Fund) | Risk Lose Money [Member]
You could lose money by investing in the fund.
(Fidelity® Sustainable Target Date 2070 Fund - Class K6) | (Fidelity® Sustainable Target Date 2070 Fund)
Investment Objective
The fund seeks high total return until its target retirement date. Thereafter the fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay other fees, such as brokerage commissions on purchases and sales of certain classes of shares of the fund and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder fees (fees paid directly from your investment) None
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	(Fidelity® Sustainable Target Date 2070 Fund - Class K6) (Fidelity® Sustainable Target Date 2070 Fund) Class K6
Management fee	0.29%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.29%
[1]	Based on estimated amounts for the current fiscal year.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
(Fidelity® Sustainable Target Date 2070 Fund - Class K6) | (Fidelity® Sustainable Target Date 2070 Fund) | Class K6 | USD ($)	30	93

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund’s performance.

Principal Investment Strategies
•	Investing at least 80% of assets in underlying funds that are (i) Fidelity® funds that invest in securities of issuers that Fidelity Management & Research Company LLC (FMR) (the Adviser) believes have proven or improving sustainability practices or positive environmental, social and governance (ESG) characteristics (Fidelity® Sustainable Funds), (ii) Fidelity index funds that track an ESG Index (Fidelity® Sustainable Index Funds), and (iii) Fidelity® funds that do not have a principal ESG investment strategy but invest at least 80% of assets in U.S. and international sovereign or government-related debt securities that the Fidelity® Sustainable Target Date Fund Adviser believes have positive ESG characteristics (Fidelity® Traditional Funds) (collectively, underlying Fidelity® Funds).
•	Evaluating each security in which a Fidelity® Traditional Fund invests to determine whether 80% of assets are invested in sovereign or government-related debt securities whose issuers have positive ESG characteristics by considering the sustainability practices of the country or other issues based on an evaluation of such issuer’s individual ESG profile using the Adviser’s proprietary ESG ratings process.
•	The Adviser’s proprietary ESG ratings process evaluates the current state of an issuer’s sustainability practices using a data-driven framework that includes both proprietary and third-party data, and also provides a qualitative forward-looking assessment of an issuer’s sustainability outlook provided by the Adviser’s fundamental research analysts and ESG team.
•	Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity® Sustainable Target Date Income Fund, approximately 10 to 19 years after the year 2070. The Adviser may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders.

•	The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, long-term inflation-protected bond, short-term inflation protected bond, and long-term treasury bond), and short-term funds.
•	Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
•	The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund’s target retirement date in an effort to achieve the fund’s overall investment objective.
•	The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser’s market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.
•	The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.

•	Designed for investors who anticipate retiring in or within a few years of 2070 (target retirement date) at or around age 65.
•	Fidelity® Sustainable Funds employ sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see “Fund Basics - Investment Details – Description of Underlying Fidelity® Funds” for additional information.

When the neutral asset allocation of a fund matches Fidelity® Sustainable Target Date Income Fund’s neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund’s name), the Board of Trustees may combine the fund with Fidelity® Sustainable Target Date Income Fund, without shareholder approval, and the fund’s shareholders will become shareholders of Fidelity® Sustainable Target Date Income Fund.

Principal Investment Risks
Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.
(Fidelity® Sustainable Target Date 2070 Fund - Class K6) | (Fidelity® Sustainable Target Date 2070 Fund) | Asset Allocation Risk [Member]
•	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser’s asset allocation decisions. The selection of underlying funds and the allocation of the fund’s assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund’s active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.

(Fidelity® Sustainable Target Date 2070 Fund - Class K6) | (Fidelity® Sustainable Target Date 2070 Fund) | Investing in Other Funds [Member]
•	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.

(Fidelity® Sustainable Target Date 2070 Fund - Class K6) | (Fidelity® Sustainable Target Date 2070 Fund) | Stock Market Volatility [Member]
•	Stock Market Volatility. The Adviser will continue to invest the fund’s assets in equity funds in the years following the fund’s target retirement date in an effort to achieve the fund’s overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

(Fidelity® Sustainable Target Date 2070 Fund - Class K6) | (Fidelity® Sustainable Target Date 2070 Fund) | Foreign Exposure [Member]
•	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.

(Fidelity® Sustainable Target Date 2070 Fund - Class K6) | (Fidelity® Sustainable Target Date 2070 Fund) | Geographic Exposure to China [Member]
•	Geographic Exposure to China. Because an underlying fund invests a meaningful portion of its assets in China, the underlying fund’s performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company’s performance and the enforceability of the VIE’s contractual arrangements with the Chinese company.

(Fidelity® Sustainable Target Date 2070 Fund - Class K6) | (Fidelity® Sustainable Target Date 2070 Fund) | Industry Exposure [Member]
•	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.

(Fidelity® Sustainable Target Date 2070 Fund - Class K6) | (Fidelity® Sustainable Target Date 2070 Fund) | Issuer-Specific Changes [Member]
•	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.

(Fidelity® Sustainable Target Date 2070 Fund - Class K6) | (Fidelity® Sustainable Target Date 2070 Fund) | Leverage Risk [Member]
•	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

(Fidelity® Sustainable Target Date 2070 Fund - Class K6) | (Fidelity® Sustainable Target Date 2070 Fund) | Geographic Exposure to Europe [Member]
•	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund’s performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.

(Fidelity® Sustainable Target Date 2070 Fund - Class K6) | (Fidelity® Sustainable Target Date 2070 Fund) | Sustainability Risk [Member]
•	Sustainability Risk. The Adviser’s adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.

(Fidelity® Sustainable Target Date 2070 Fund - Class K6) | (Fidelity® Sustainable Target Date 2070 Fund) | Quantitative Investing [Member]
•	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors’ historical trends.

(Fidelity® Sustainable Target Date 2070 Fund - Class K6) | (Fidelity® Sustainable Target Date 2070 Fund) | Risk Not Insured Depository Institution [Member]
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
(Fidelity® Sustainable Target Date 2070 Fund - Class K6) | (Fidelity® Sustainable Target Date 2070 Fund) | Risk Lose Money [Member]
You could lose money by investing in the fund.
(Fidelity® Sustainable Target Date 2070 Fund - Class A, M, C, I and Z) | (Fidelity® Sustainable Target Date 2070 Fund)
Investment Objective
The fund seeks high total return until its target retirement date. Thereafter the fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay other fees, such as brokerage commissions on purchases and sales of certain classes of shares of the fund and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the “Fund Distribution” section beginning on page 30 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - (Fidelity® Sustainable Target Date 2070 Fund - Class A, M, C, I and Z) - (Fidelity® Sustainable Target Date 2070 Fund)	Class A		Class M		Class C		Class I	Class Z
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	1.00%	[2]	none	none
[1]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - (Fidelity® Sustainable Target Date 2070 Fund - Class A, M, C, I and Z) - (Fidelity® Sustainable Target Date 2070 Fund)		Class A	Class M	Class C	Class I	Class Z
Management fee		0.49%	0.49%	0.49%	0.49%	0.39%
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%	none	none
Other expenses	[1]	none	none	none	none	none
Total annual operating expenses		0.74%	0.99%	1.49%	0.49%	0.39%
[1]	Based on estimated amounts for the current fiscal year.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Expense Example - (Fidelity® Sustainable Target Date 2070 Fund - Class A, M, C, I and Z) - (Fidelity® Sustainable Target Date 2070 Fund) - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, No Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, No Redemption, 3 Years
Class A	646	646	798	798
Class M	447	447	654	654
Class C	252	152	471	471
Class I	50	50	157	157
Class Z	40	40	125	125

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund’s performance.

Principal Investment Strategies
•	Investing at least 80% of assets in underlying funds that are (i) Fidelity® funds that invest in securities of issuers that Fidelity Management & Research Company LLC (FMR) (the Adviser) believes have proven or improving sustainability practices or positive environmental, social and governance (ESG) characteristics (Fidelity® Sustainable Funds), (ii) Fidelity index funds that track an ESG Index (Fidelity® Sustainable Index Funds), and (iii) Fidelity® funds that do not have a principal ESG investment strategy but invest at least 80% of assets in U.S. and international sovereign or government-related debt securities that the Fidelity® Sustainable Target Date Fund Adviser believes have positive ESG characteristics (Fidelity® Traditional Funds) (collectively, underlying Fidelity® Funds).
•	Evaluating each security in which a Fidelity® Traditional Fund invests to determine whether 80% of assets are invested in sovereign or government-related debt securities whose issuers have positive ESG characteristics by considering the sustainability practices of the country or other issues based on an evaluation of such issuer’s individual ESG profile using the Adviser’s proprietary ESG ratings process.

•	The Adviser’s proprietary ESG ratings process evaluates the current state of an issuer’s sustainability practices using a data-driven framework that includes both proprietary and third-party data, and also provides a qualitative forward-looking assessment of an issuer’s sustainability outlook provided by the Adviser’s fundamental research analysts and ESG team.
•	Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity® Sustainable Target Date Income Fund, approximately 10 to 19 years after the year 2070. The Adviser may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders.

•	The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, long-term inflation-protected bond, short-term inflation-protected bond, and long-term treasury bond), and short-term funds.
•	Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
•	The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund’s target retirement date in an effort to achieve the fund’s overall investment objective.
•	The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser’s market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.

•	The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low-to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.
•	Designed for investors who anticipate retiring in or within a few years of 2070 (target retirement date) at or around age 65.
•	Fidelity® Sustainable Funds employ sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see “Fund Basics – Investment Details – Description of Underlying Fidelity® Funds” for additional information.

When the neutral asset allocation of a fund matches Fidelity® Sustainable Target Date Income Fund’s neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund’s name), the Board of Trustees may combine the fund with Fidelity® Sustainable Target Date Income Fund, without shareholder approval, and the fund’s shareholders will become shareholders of Fidelity® Sustainable Target Date Income Fund.

Principal Investment Risks
Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.
(Fidelity® Sustainable Target Date 2070 Fund - Class A, M, C, I and Z) | (Fidelity® Sustainable Target Date 2070 Fund) | Asset Allocation Risk [Member]
•	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser’s asset allocation decisions. The selection of underlying funds and the allocation of the fund’s assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund’s active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.

(Fidelity® Sustainable Target Date 2070 Fund - Class A, M, C, I and Z) | (Fidelity® Sustainable Target Date 2070 Fund) | Investing in Other Funds [Member]
•	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.

(Fidelity® Sustainable Target Date 2070 Fund - Class A, M, C, I and Z) | (Fidelity® Sustainable Target Date 2070 Fund) | Stock Market Volatility [Member]
•	Stock Market Volatility. The Adviser will continue to invest the fund’s assets in equity funds in the years following the fund’s target retirement date in an effort to achieve the fund’s overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

(Fidelity® Sustainable Target Date 2070 Fund - Class A, M, C, I and Z) | (Fidelity® Sustainable Target Date 2070 Fund) | Foreign Exposure [Member]
•	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.

(Fidelity® Sustainable Target Date 2070 Fund - Class A, M, C, I and Z) | (Fidelity® Sustainable Target Date 2070 Fund) | Geographic Exposure to China [Member]
•	Geographic Exposure to China. Because an underlying fund invests a meaningful portion of its assets in China, the underlying fund’s performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company’s performance and the enforceability of the VIE’s contractual arrangements with the Chinese company.

(Fidelity® Sustainable Target Date 2070 Fund - Class A, M, C, I and Z) | (Fidelity® Sustainable Target Date 2070 Fund) | Industry Exposure [Member]
•	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.

(Fidelity® Sustainable Target Date 2070 Fund - Class A, M, C, I and Z) | (Fidelity® Sustainable Target Date 2070 Fund) | Issuer-Specific Changes [Member]
•	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.

(Fidelity® Sustainable Target Date 2070 Fund - Class A, M, C, I and Z) | (Fidelity® Sustainable Target Date 2070 Fund) | Leverage Risk [Member]
•	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

(Fidelity® Sustainable Target Date 2070 Fund - Class A, M, C, I and Z) | (Fidelity® Sustainable Target Date 2070 Fund) | Geographic Exposure to Europe [Member]
•	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund’s performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.

(Fidelity® Sustainable Target Date 2070 Fund - Class A, M, C, I and Z) | (Fidelity® Sustainable Target Date 2070 Fund) | Sustainability Risk [Member]
•	Sustainability Risk. The Adviser’s adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.

(Fidelity® Sustainable Target Date 2070 Fund - Class A, M, C, I and Z) | (Fidelity® Sustainable Target Date 2070 Fund) | Quantitative Investing [Member]
•	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors’ historical trends.

(Fidelity® Sustainable Target Date 2070 Fund - Class A, M, C, I and Z) | (Fidelity® Sustainable Target Date 2070 Fund) | Risk Not Insured Depository Institution [Member]
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
(Fidelity® Sustainable Target Date 2070 Fund - Class A, M, C, I and Z) | (Fidelity® Sustainable Target Date 2070 Fund) | Risk Lose Money [Member]
You could lose money by investing in the fund.